Commitments and Contingencies (Details) - Schedule of Supplemental Balance Sheet	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Balance Sheet [Abstract]
Weighted-average remaining lease term (in years)	1 year 6 months 18 days	2 years 3 months 18 days
Weighted-average discount rate	7.25%	7.25%